RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Group Payables with Related Parties) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current:
Payable to related company: | ¥			¥ 9,158	¥ 5,077
Payable to the Shareholder: | ¥			7,149	7,097
Lease liabilities | ¥			745	803
Feishang Enterprise [Member]
Current:
Payable to related company: | ¥	[1]		6,378	5,077
Lease liabilities | ¥	[1]			287
Feishang Group [Member]
Current:
Payable to the Shareholder: | ¥	[1]		7,149	7,097
Anka [Member]
Current:
Lease liabilities | ¥	[2]		1,092	516
Anka Capital Limited [Member]
Current:
Payable to related company: | ¥	[2]		¥ 2,780
USD [Member]
Current:
Payable to related company: | $		$ 1,402
Payable to the Shareholder: | $		1,095
Lease liabilities | $		114
USD [Member] | Feishang Enterprise [Member]
Current:
Payable to related company: | $	[1]	977
Lease liabilities | $	[1]
USD [Member] | Feishang Group [Member]
Current:
Payable to the Shareholder: | $	[1]	1,095
USD [Member] | Anka [Member]
Current:
Lease liabilities | $	[2]	167
USD [Member] | Anka Capital Limited [Member]
Current:
Payable to related company: | $	[2]	$ 425

[1]	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the beneficial shareholder of the Company.
[2]	Anka Capital and Anka are each jointly owned by Wong Wah On Edward and Tam Cheuk Ho, who are officers of the Company.